SIGNIFICANT ACCOUNTING POLICIES - Schedule Of Description For Property, Plant And Equipment (Details)	12 Months Ended
Dec. 31, 2022
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Furniture, office equipment and software | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years
Furniture, office equipment and software | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	4 years
Plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Mining equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	1 year
Mining equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years